UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4430
Dreyfus 100% U.S. Treasury Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
15	Report of Independent Registered
Public Accounting Firm
16	Important Tax Information
17	Board Members Information
19	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus 100% U.S. Treasury

Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus 100% U.S. Treasury Money Market Fund, covering the 12-month period from January 1, 2005, through December 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

The Federal Reserve Board continued to raise short-term interest rates in an environment of steady economic growth and low inflation in 2005, driving money market yields to their highest levels in more than four years. In fact, the U.S. economy appeared to shrug off a number of negative influences during the year, including soaring energy prices and the disruptions caused by hurricanes Katrina, Rita and Wilma along the Gulf Coast.

We expect the U.S. economy to continue its moderate expansion in 2006, while inflation should stay low and investor demand for money market securities should remain high. Risks in the new year include uncertainty regarding Fed policy under a new chairman and the possible end of the boom in the housing market, where we believe prices are more likely to stall than plunge.

As always, we encourage you to speak with your financial consultant about how these and other market forces may affect your investments. Thank you for your continued confidence and support.

The Dreyfus Corporation January 17, 2006
2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did Dreyfus 100% U.S. Treasury Money Market Fund perform during the period?

During the 12-month period ended December 31, 2005, the fund produced a yield of 2.26% .Taking into account the effects of compounding, the fund also provided an effective yield of 2.28% for the same period.1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests only in U.S.Treasury securities.

What other factors influenced the fund’s performance?

Although the overnight federal funds rate began the year at 2.25% after approximately six months of gradual increases, long-dormant inflationary pressures appeared to intensify during the opening months of 2005 when energy prices moved sharply higher. It was no surprise, therefore, that the Federal Reserve Board (the “Fed”) raised the federal funds rate at its February and March meetings to 2.75% . It later was revealed that the U.S. economy expanded at a relatively moderate 3.5% rate during the first quarter of 2005.

Although concerns in the spring that the U.S. economy might have hit a soft patch proved to be short-lived, soaring energy prices and the possibility of slower global economic growth weighed on investor sentiment. Still, the Fed implemented rate hikes in May and June, raising the federal funds rate to 3.25% . U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

In July and August, stronger employment data helped convince investors that U.S. economic growth was solid. While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The Fed raised the federal funds rate to 3.5% at its meeting on August 9. On August 29,however,Hurricane Katrina struck the Gulf Coast,and oil prices spiked to more than $70 per barrel, reigniting concerns about a possible economic slowdown. Although some analysts believed that the Gulf Coast hurricanes might prompt the Fed to pause at its September 20 meeting, the Fed remained on course, increasing the federal funds rate to 3.75% . It was later announced that U.S. GDP grew at a relatively robust 4.1% annualized rate during the third quarter of 2005.

As was widely expected, the Fed hiked interest rates for the twelfth consecutive time in November as the economy continued to exhibit signs of strength, including evidence of greater activity in the corporate sector. December saw the creation of 108,000 new jobs and a decline in the unemployment rate to 4.9% . These statistics appeared to confirm that the U.S. economy finished 2005 on solid footing, and the twin drags caused by higher energy prices and the Gulf Coast hurricanes were not sufficient to offset strength in broad sectors of the domestic economy.

The Fed implemented its final rate increase of 2005 at its meeting on December 10, leaving the federal funds rate at 4.25% by year-end. However, the Fed changed some of the language in its announcement of the increase, which many analysts interpreted as a signal that the credit-tightening campaign might be nearing completion. This view was reinforced shortly after the start of 2006, when minutes from the December meeting showed that some Fed members had expressed concern that further rate hikes might restrict economic growth.

Throughout 2005, many money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available.We adopted a similar strategy for much of the year, setting the fund’s weighted average maturity in a range we considered shorter than industry averages and making adjustments to reflect the proximity of upcoming Fed meetings.

4

What is the fund’s current strategy?

Investors currently are facing greater uncertainty regarding Fed policy in advance of Chairman Alan Greenspan’s retirement and the appointment of his successor, Ben Bernanke, on February 1. In addition, the Fed appears ready to give greater weight to incoming economic data when deciding whether to continue the tightening process at upcoming meetings.Therefore, we have continued to maintain the fund’s relatively defensive posture. However, we are prepared to increase the fund’s weighted average maturity should we see more concrete signs that short-term interest rates have peaked.

January 17, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND ’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus 100% U.S.Treasury Money Market Fund from July 1, 2005 to December 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2005

Expenses paid per $1,000 †	$ 3.45
Ending value (after expenses)	$1,013.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended December 31, 2005

Expenses paid per $1,000 †	$ 3.47
Ending value (after expenses)	$1,021.78

† Expenses are equal to the fund’s annualized expense ratio of .68%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS December 31, 2005
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—99.6%	Purchase (%)	Amount ($)	Value ($)

1/12/2006	3.66	72,021,000	71,941,151
1/19/2006	3.79	101,248,000	101,058,035
2/16/2006	3.74	105,000,000	104,500,900
2/23/2006	3.77	105,000,000	104,421,085
3/2/2006	3.82	87,802,000	87,247,158
3/9/2006	3.88	6,606,000	6,558,666
4/20/2006	4.01	115,000,000	113,624,632

Total Investments (cost $589,351,627)		99.6%	589,351,627
Cash and Receivables (Net)		.4%	2,650,757
Net Assets		100.0%	592,002,384

Portfolio Summary †
			Value (%)

U.S. Treasury Bills			99.6

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	589,351,627	589,351,627
Cash		3,182,099
Prepaid expenses		27,506
		592,561,232

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		275,828
Payable for shares of Beneficial Interest redeemed		117,359
Accrued expenses		165,661
		558,848

Net Assets ($)		592,002,384

Composition of Net Assets ($):
Paid-in capital		591,979,414
Accumulated undistributed investment income—net		51,298
Accumulated net realized gain (loss) on investments		(28,328)

Net Assets ($)		592,002,384

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		591,690,670
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
8

STATEMENT OF OPERATIONS Year Ended December 31, 2005
Investment Income ($):
Interest Income	18,408,061
Expenses:
Management fee—Note 2(a)	3,150,970
Shareholder servicing costs—Note 2(b)	851,805
Trustees’ fees and expenses—Note 2(c)	109,439
Custodian fees	66,488
Professional fees	53,611
Prospectus and shareholders’ reports	36,727
Registration fees	27,395
Miscellaneous	17,580
Total Expenses	4,314,015
Less—reduction in transfer agency per account
charge due to low balance fee rebate—Note 2(b)	(3,456)
Net Expenses	4,310,559
Investment Income—Net	14,097,502

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	7,243
Net Increase in Net Assets Resulting from Operations	14,104,745

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005	2004

Operations ($):
Investment income—net	14,097,502	4,015,260
Net realized gain (loss) on investments	7,243	1,200
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,104,745	4,016,460

Dividends to Shareholders from ($):
Investment income—net	(14,046,204)	(4,015,260)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	405,951,499	576,198,871
Dividends reinvested	13,483,764	3,855,342
Cost of shares redeemed	(494,983,135)	(713,113,857)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(75,547,872)	(133,059,644)
Total Increase (Decrease) in Net Assets	(75,489,331)	(133,058,444)

Net Assets ($):
Beginning of Period	667,491,715	800,550,159
End of Period	592,002,384	667,491,715

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.023	.006	.005	.012	.037
Distributions:
Dividends from investment income—net	(.023)	(.006)	(.005)	(.012)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.28	.57	.46	1.24	3.74

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.68	.69	.67	.66	.63
Ratio of net expenses
to average net assets	.68	.69	.67	.66	.63
Ratio of net investment income
to average net assets	2.24	.55	.47	1.23	3.65

Net Assets, end of period ($ x 1,000)	592,002	667,492	800,550	921,513	1,020,232

See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus 100% U.S.Treasury Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”) a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The funds’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of pre-

12

mium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

On January 3, 2006, the fund declared a cash dividend of approximately $.0003 per share from undistributed investment income-net which includes investment income-net for Saturday, December 31, 2005.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $28,328 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $15,406 of the carryover expires in fiscal 2007, $588 expires in fiscal 2010 and $12,334 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2005 and December 31, 2004, were all ordinary income.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2005, the fund was charged $503,982 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Fund shareholders are subject to a low balance fee which is waived for certain types of accounts or investors with aggregate Dreyfus mutual fund investments of at least $25,000. During the period ended December 31, 2005, the fund was charged $237,532 pursuant to the transfer agency agreement, of which $3,456 was waived pursuant to the low balance fee waiver.

During the period ended December 31, 2005, the fund was charged $3,762 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $252,788, chief compliance officer fees $1,858 and transfer agency per account fees $21,182.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus 100% U.S. Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus 100% U.S.Treasury Money Market Fund, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus 100% U.S. Treasury Money Market Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York February 7, 2006

The Fund 15

IMPORTANT TAX INFORMATION (Unaudited)

For State individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2005 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.Also the fund designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2005 as qualifying “interest related dividends.”

16

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

• The Muscular Dystrophy Association, Director

• Levcor International, Inc., an apparel fabric processor, Director

• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director • The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director • Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193 ———————

Gordon J. Davis (64) Board Member (1993)

Principal Occupation During Past 5 Years:

• Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP • President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

• Consolidated Edison, Inc., a utility company, Director • Phoenix Companies Inc., a life insurance company, Director • Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 26 ———————

David P. Feldman (66) Board Member (1985)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

• BBH Mutual Funds Group (11 funds), Director

• The Jeffrey Company, a private investment company, Director • QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 58 ———————

Lynn Martin (66) Board Member (1993)

Principal Occupation During Past 5 Years:

• Advisor to the international accounting firm of Deloitte & Touche, LLP and Chair to its Council for the Advancement of Women

Other Board Memberships and Affiliations:

• SBC Communications, Inc., Director

• Ryder System, Inc., a supply chain and transportation management company, Director • The Proctor & Gamble Co., a consumer products company, Director • Constellation Energy Group, Director • Member of the Council of Foreign Relations

No. of Portfolios for which Board Member Serves: 11

The Fund 17

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Daniel Rose (76)
Board Member (1992)
Principal Occupation During Past 5 Years:
• Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
• Baltic-American Enterprise Fund,Vice Chairman and Director
• Harlem Educational Activities Fund, Inc., Chairman
• Housing Committee of the Real Estate Board of New York, Inc., Director
No. of Portfolios for which Board Member Serves: 22
———————
Philip L. Toia (72)
Board Member (1997)
Principal Occupation During Past 5 Years:
• Retired
No. of Portfolios for which Board Member Serves: 11
———————
Sander Vanocur (77)
Board Member (1992)
Principal Occupation During Past 5 Years:
• President, Old Owl Communications
No. of Portfolios for which Board Member Serves: 22
———————
Anne Wexler (75)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs
Other Board Memberships and Affiliations:
• Wilshire Mutual Funds (5 funds), Director
• Methanex Corporation, a methanol producing company, Director
• Member of the Council of Foreign Relations
• Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 36
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

18

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 19

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

20

For More	Information

Dreyfus	Transfer Agent &
100% U.S. Treasury	Dividend Disbursing Agent
Money Market Fund	Dreyfus Transfer, Inc.
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Manager	Distributor
The Dreyfus Corporation	Dreyfus Service Corporation
200 Park Avenue	200 Park Avenue
New York, NY 10166	New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,450 in 2004 and $ 33,008 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $ - in 2004 and $ - in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ - in 2004 and $ - in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,513 in 2004 and $2,858 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $ 0 in 2004 and $ 0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were less than $1,000 in 2004 and $547 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $ - in 2004 and $ - in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $592,101 in 2004 and $758,091 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus 100% U.S. Treasury Money Market Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 27, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	February 27, 2006

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)